FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Sempra Savings Plan 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy a summary of the Master Trust’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024 (dollars in thousands):

	December 31,	December 31,
	2025	2024
Level 1 investments:
Sempra common stock	$1,034,401	$1,165,804
Mutual funds	442,746	400,835

Total Level 1 investments	1,477,147	1,566,639

Investments measured at NAV*:
Common/collective trusts	4,474,698	4,040,716

Total Master Trust investments	$5,951,845	$5,607,355
*Investments for which fair value is estimated based on NAV as a practical expedient have not been classified in the fair value hierarchy, but are presented to permit reconciliation to the total Master Trust investments in Note 4.